UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Smid Cap Growth Fund

December 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.23%²
Consumer Discretionary – 21.05%
*†DineEquity	395,300	$19,519,914
*Fastenal	393,200	23,556,612
*Gentex	680,300	20,109,668
†Interval Leisure Group	945,272	15,256,690
*Ritchie Bros. Auctioneers	853,400	19,670,870
*Strayer Education	239,100	36,395,802
*Weight Watchers International	894,000	33,516,060
		168,025,616
Consumer Staples – 7.15%
*†Peet's Coffee & Tea	660,661	27,575,990
*Whole Foods Market	582,150	29,450,969
		57,026,959
Energy – 4.31%
*Core Laboratories	385,864	34,361,189
		34,361,189
Financial Services – 13.35%
†Affiliated Managers Group	396,000	39,291,120
Heartland Payment Systems	1,311,654	20,225,705
†IntercontinentalExchange	229,400	27,333,010
optionsXpress Holdings	1,255,000	19,665,850
		106,515,685
Healthcare – 12.32%
†ABIOMED	1,262,696	12,134,509
†athenahealth	529,153	21,684,690
*Perrigo	498,400	31,563,672
*Techne	501,600	32,940,072
		98,322,943
Producer Durables – 7.87%
*Expeditors International of Washington	659,600	36,014,160
*Graco	680,049	26,827,933
		62,842,093
Technology – 25.68%
*Blackbaud	1,177,551	30,498,571
†MSCI Class A	547,326	21,323,821
*†Polycom	958,188	37,350,168
*†SBA Communications Class A	940,700	38,512,257
†Teradata	448,100	18,443,796
*†VeriFone Systems	806,200	31,087,072
*VeriSign	849,500	27,753,165
		204,968,850
Utilities – 4.50%
*†j2 Global Communications	1,240,377	35,908,914
		35,908,914
Total Common Stock (Cost $606,335,593)		767,972,249

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 4.10%
Discount Notes – 3.09%
Federal Home Loan Bank
0.001% 1/5/11	$3,306,616	3,306,610
0.001% 1/11/11	271,058	271,055
0.025% 1/3/11	6,894,215	6,894,214
0.030% 1/26/11	6,894,215	6,894,035
0.098% 1/7/11	7,295,297	7,295,268
		24,661,182
U.S. Treasury Obligation – 1.01%
U.S. Treasury Bill 0.025% 1/13/11	8,043,250	8,043,202
		8,043,202
Total Short-Term Investments (cost $32,704,290)		32,704,384

Total Value of Securities Before Securities Lending Collateral – 100.33%
(Cost $639,039,883)		800,676,633

	Number of
	Shares
Securities Lending Collateral** – 15.79%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	1,378,728	1,326,750
Delaware Investments Collateral Fund No. 1	124,699,516	124,699,516
†@Mellon GSL Reinvestment Trust II	1,427,165	0
Total Securities Lending Collateral (cost $127,505,409)		126,026,266

Total Value of Securities – 116.12%
(cost $766,545,292)		926,702,899 ©
Obligation to Return Securities Lending Collateral** – (15.98%)		(127,505,409)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.14%)		(1,123,321)
Net Assets Applicable to 37,687,279 Shares Outstanding – 100.00%		$798,074,169

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
†Non income producing security.
**See Note 4 in “Notes.”
©Includes $123,368,319 of securities loaned.
@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV – Delaware Smid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and asked prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2007 – September 30, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$766,844,245
Aggregate unrealized appreciation	170,686,502
Aggregate unrealized depreciation	(10,827,848)
Net unrealized appreciation	$159,858,654

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$767,972,249	$-	$-	$767,972,249
Short-Term Investments	-	32,704,384	-	32,704,384
Securities Lending Collateral	-	126,026,266	-	126,026,266
Total	$767,972,249	$158,730,650	$-	$926,702,899

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 9/30/10	$32,448
Transfers into Level 3	875,601
Net change in unrealized
appreciation/depreciation	(831,983)
Balance as of 12/31/10	$-

Net change in unrealized appreciation/depreciation
from investments still held as of 12/31/10	$(73,783)

During the period ended December 31, 2010, transfers into Level 3 investments in the amount of $875,601 were made due to the Fund merger with Delaware Trend Fund on October 8, 2010. During the period ended December 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

3. Fund Merger
On October 8, 2010, the Fund acquired all of the assets of the Delaware Trend Fund (Acquired Fund), an open-end investment company, in exchange for the shares of the Fund (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization, shown as in the following table:

	Acquiring	Acquired
	Series	Series
	Shares	Shares	Value
Class A	16,799,718	20,273,559	$332,752,015
Class B	739,010	878,979	11,688,184
Class C	2,321,303	2,770,976	37,930,093
Class R	116,719	141,203	2,263,649
Institutional Class	952,128	1,182,789	21,241,986

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Acquired Fund as of the close of business on October 8, 2010, were as follows:

Net assets	$405,875,927
Accumulated net realized loss	(271,403)
Net unrealized appreciation	54,615,730

The net assets of the Acquiring Fund before the acquisition were $306,191,952. The net assets of the Acquiring Fund immediately following the acquisition were $712,067,879.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of securities on loan was $123,368,319, for which the Fund received collateral, comprised of non-cash collateral valued at $335,889, and cash collateral of $127,505,409. At December 31, 2010, the value of invested collateral was $126,026,266. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Healthcare Fund

December 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.19%²
Biotechnology – 7.89%
†Dendreon	6,500	$226,980
†Dyax	10,000	21,400
†Ligand Pharmaceuticals Class B	10,000	89,200
†Myriad Genetics	15,000	342,600
†ONYX Pharmaceuticals	10,000	368,700
†Regeneron Pharmaceuticals	4,250	139,528
		1,188,408
Blue Chip Medical Products – 48.77%
Abbott Laboratories	24,000	1,149,840
Baxter International	5,000	253,100
†Biogen Idec	3,000	201,150
†Boston Scientific	25,000	189,250
Bristol-Myers Squibb	13,000	344,240
†Forest Laboratories	7,000	223,860
Johnson & Johnson	8,000	494,800
Lilly (Eli)	15,000	525,600
Medtronic	25,500	945,795
Merck	17,000	612,680
Pfizer	30,000	525,300
Stryker	11,000	590,700
†Zimmer Holdings	24,000	1,288,319
		7,344,634
Healthcare Services – 18.81%
Aetna	18,000	549,180
†AMEDISYS	6,000	201,000
†Community Health Systems	5,000	186,850
Omnicare	8,700	220,893
†PharMerica	25,000	286,250
Quest Diagnostics	7,000	377,790
†Tenet Healthcare	31,000	207,390
UnitedHealth Group	6,500	234,715
†WellPoint	10,000	568,600
		2,832,668
Medical Distributors – 0.87%
†Chindex International	8,000	131,920
		131,920
Others – 11.99%
Avon Products	20,500	595,730
Petrobras Brasileiro ADR	10,000	378,400
†Yahoo	50,000	831,500
		1,805,630
Small/Mid-Cap Medical Products – 10.86%
†Cangene	109,700	333,291
†CareFusion	17,000	436,900
†Nuvasive	21,000	538,650
†TranS1	30,000	62,100
†Wright Medical Group	17,000	264,010
		1,634,951
Total Common Stock (cost $13,567,023)		14,938,211

	Principal
	Amount
	(U.S. $)
≠Discount Note – 0.00%
Federal Home Loan Bank 0.098% 1/7/11	$568	568
Total Discount Note (cost $568)		568

Total Value of Securities – 99.19%
(cost $13,567,591)		14,938,779
Receivables and Other Assets Net of Liabilities (See Notes) – 0.81%		122,063
Net Assets Applicable to 1,395,259 Shares Outstanding – 100.00%		$15,060,842

†Non income producing security.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV – Delaware Healthcare Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008 – September 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$13,730,674
Aggregate unrealized appreciation	$1,496,708
Aggregate unrealized depreciation	(288,603)
Net unrealized appreciation	$1,208,105

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Total
Common Stock	$14,938,211	$568	$14,938,779

There were no level 3 securities at the beginning or end of the period.

During the period ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less.

The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of December 31, 2010.

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of investments (Unaudited)

Delaware Macquarie Global Real Estate Securities Fund

December 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 90.04%Δ
Australia – 7.02%
Charter Hall Office REIT	2,310	$6,728
Commonwealth Property Office Fund	15,435	13,092
Goodman Group	12,190	8,097
GPT Group	3,300	9,915
=†GPT Group-In Specie	39,900	0
Stockland	3,781	13,910
Westfield Group	7,316	71,627
†Westfield Retail Trust	8,378	22,004
		145,373
Belgium – 1.11%
Cofinimmo	177	23,051
		23,051
Canada – 5.94%
Boardwalk Real Estate Investment Trust	567	23,452
Brookfield Properties	534	9,361
Canadian Real Estate Investment Trust	898	27,958
Dundee Real Estate Investment Trust	205	6,208
First Capital Realty	1,085	16,439
H&R Real Estate Investment Trust	1,123	21,879
RioCan Real Estate Investment Trust	795	17,537
		122,834
Finland – 0.62%
Sponda	2,471	12,818
		12,818
France – 3.31%
Klepierre	693	25,011
Unibail-Rodamco	220	43,531
		68,542
Germany – 0.42%
@Alstria Office REIT	641	8,724
		8,724
■Hong Kong/China – 15.29%
Champion REIT	57,000	33,661
China Overseas Land & Investment	8,000	14,801
Great Eagle Holdings	10,000	31,071
Hang Lung Properties	7,000	32,737
Hongkong Land Holdings	5,000	36,100
Hysan Development	3,043	14,329
Link REIT	6,500	20,196
New World Development	5,000	9,392
Renhe Commercial Holdings	30,000	5,249
Soho China	8,817	6,557
Sun Hung Kai Properties	4,830	80,227
Wharf Holdings	4,169	32,075
		316,395
Japan – 9.93%
Japan Prime Realty Investment	5	15,391
Japan Real Estate Investment	2	20,735
Japan Retail Fund Investment	7	13,420
Mitsubishi Estate	3,000	55,630

Mitsui Fudosan	3,100	61,798
Nippon Accomdations Fund	3	23,198
United Urban Investment	12	15,337
		205,509
Netherlands – 1.68%
Corio	240	15,406
Vastned Retail	277	19,251
		34,657
Singapore – 4.82%
CapitaLand	3,000	8,673
CapitaMall Trust	7,039	10,696
CDL Hospitality Trusts	9,000	14,588
Keppel Land	4,382	16,391
Mapletree Logistics Trust	30,000	22,560
Parkway Life Real Estate Investment Trust	9,068	11,660
Suntec Real Estate Investment Trust	13,000	15,196
		99,764
Switzerland – 1.05%
PSP Swiss Property	271	21,754
		21,754
United Kingdom – 3.55%
British Land	2,270	18,627
Great Portland Estates	4,552	25,558
Hammerson	2,134	13,906
Segro	3,420	15,339
		73,430
United States – 35.30%
Alexandria Real Estate Equities	190	13,919
Apartment Investment & Management	572	14,780
†Ashford Hospitality Trust	547	5,279
AvalonBay Communities	133	14,969
BioMed Realty Trust	584	10,892
Boston Properties	315	27,122
Brandywine Realty Trust	480	5,592
BRE Properties	407	17,705
Camden Property Trust	450	24,291
CBL & Associates Properties	417	7,298
Colonial Properties Trust	445	8,032
†DiamondRock Hospitality	963	11,556
DuPont Fabros Technology	293	6,232
Entertainment Properties Trust	346	16,003
Equity Lifestyle Properties	163	9,117
Equity Residential	805	41,820
Extra Space Storage	536	9,326
Federal Realty Investment Trust	140	10,910
†FelCor Lodging Trust	300	2,112
First Potomac Realty Trust	490	8,242
†Forest City Enterprises Class A	1,018	16,990
HCP	791	29,101
Health Care REIT	105	5,002
Host Hotels & Resorts	1,712	30,593
Kilroy Realty	111	4,048
Kimco Realty	1,162	20,962
Lexington Reality Trust	1,089	8,658
Liberty Property Trust	248	7,916
Macerich	519	24,585
Nationwide Health Properties	283	10,296
Omega Healthcare Investors	205	4,600
ProLogis	1,458	21,054
Public Storage	296	30,020
Ramco-Gershenson Properties Trust	409	5,092
Regency Centers	298	12,588

Simon Property Group	843	83,870
SL Green Realty	393	26,531
Starwood Hotels & Resorts Worldwide	285	17,322
†Strategic Hotel & Resorts	1,230	6,507
Tanger Factory Outlet Centers	149	7,627
Taubman Centers	123	6,209
UDR	521	12,254
Ventas	377	19,785
Vornado Realty Trust	424	35,332
Washington Real Estate Investment Trust	267	8,274
Weingarten Realty Investors	423	10,050
		730,463
Total Common Stock (cost $1,800,998)		1,863,314

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 7.01%
Discount Notes – 4.51%
Federal Home Loan Bank
0.001% 1/3/11	$44,268	44,268
0.001% 1/5/11	3,079	3,079
0.001% 1/11/11	1,740	1,740
0.03% 1/26/11	44,268	44,267
		93,354
U.S. Treasury Obligation – 2.50%
U.S. Treasury Bill 0.025% 1/13/11	51,646	51,646
		51,646
Total Short-Term Investments (cost $145,000)		145,000
Total Value of Securities – 97.05%
(cost $1,945,998)		2,008,314
Receivables and Other Assets Net of Liabilities (See Notes) – 2.95%		61,159
Net Assets Applicable to 374,890 Shares Outstanding – 100.00%		$2,069,473

ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at time of purchase.
 †Non income producing security.
@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $8,724, which represented 0.42% of the Fund’s net assets. See Note 5 in “Notes.”
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."

Summary of Abbreviations:
MNB – Mellon National Bank
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
USD – United States Dollar

1The following foreign currency exchange contract was outstanding at December 31, 2010:

Foreign Currency Exchange Contract

				Unrealized
				Appreciation
Counterparty	Contract to Receive	In Exchange For	Settlement Date	(Depreciation)
MNB	SGD 5,897	USD (4,607)	1/4/11	$(11)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV – Delaware Global Real Estate Securities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2007 – September 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,012,316
Aggregate unrealized appreciation	$102,022
Aggregate unrealized depreciation	(106,024)
Net unrealized depreciation	$(4,002)

For federal income tax purposes, at September 30, 2010, capital loss carryforwards of $1,050,209 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $612,059 expires in 2017 and $438,150 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Total
Common Stock	$1,863,314	$-	$1,863,314
Short-Term	-	145,000	145,000
Total	$1,863,314	$145,000	$2,008,314
Foreign Currency Exchange Contract	$-	$(11)	$(11)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 9/30/10	$4,758
Sales	(4,706)
Realized gain	2
Net change in unrealized
appreciation/depreciation	(54)
Balance as of 12/31/10	$0
Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/10	$0

Utilizing international fair value pricing for a security would cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

During the period ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of December 31, 2010.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: